Fees Summary	Jan. 13, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 998,950,000.00
Previously Paid Amount	0.00
Total Fee Amount	152,939.24
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 152,939.24
Narrative - Max Aggregate Offering Price	$ 998,950,000.00
Narrative - Max Aggregate Offering Amount | shares	1,000,000
Final Prospectus	true